Commitments	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Commitments [Abstract]
Commitments

7.  Commitments

In November 2010, the Company entered into an agreement for website design and maintenance services to be provided over a two year period beginning in May 2011.  Pursuant to the terms of the agreement, the total fee of $20,000 is payable in four installments of $5,000 each in May 2012, August 2012, November 2012, and February 2013. The Company has accrued $17,521 for this agreement as of November 30, 2012. Total expenses recognized for this agreement totaled $5,000 and $7,521 for the three and six months ended November 30, 2012 respectively and $17,521 for the period from November 3, 2010 (inception) through November 30, 2012.

7.  Commitments

In November 2010, the Company entered into an agreement for website design and maintenance services to be provided over a two year period beginning in May 2011.  Pursuant to the terms of the agreement, the total fee of $20,000 is payable in four installments of $5,000 each in May 2012, August 2012, November 2012 and February 2013. The Company has accrued $10,000 for this agreement as of May 31, 2012. Total expenses recognized for this agreement totaled $10,000 for the year ended May 31, 2012 and for the period from November 3, 2010 (inception) through May 31, 2012.